UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22990

Pomona Investment Fund

(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Michael D. Granoff

Pomona Management LLC

780 Third Avenue, 46th Floor

New York, NY 10017

(Name and address of agent for service)

registrant's telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Consolidated Financial Statements

For the Six Months Ended September 30, 2018

(Unaudited)

Pomona Investment Fund

Table of Contents
For the Six Months Ended September 30, 2018 (Unaudited)

Consolidated Schedule of Investments	1-3
Consolidated Statement of Assets, Liabilities and Shareholders’ Capital	4
Consolidated Statement of Operations	5
Consolidated Statements of Changes in Shareholders’ Capital	6-7
Consolidated Statement of Cash Flows	8
Financial Highlights	9-11
Notes to the Consolidated Financial Statements	12-19
Other Information	20

Pomona Investment Fund

Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

Investment Funds [a,j] (82.10%) Primary Investments (0.45%)	Geographic Region [b]	Original Acquisition Date	Fair Value
Hellman & Friedman Capital Partners IX (Parallel), L.P. [c]	North America	09/28/2018	$—
Roark Capital Partners V (TE) L.P.	North America	04/30/2018	455,924
Total Primary Investments (0.45%)			455,924

Seasoned Primary Investments (9.66%)
Avista Capital Partners (Offshore) IV, L.P.	North America	12/01/2017	280,614
Gryphon Partners IV, L.P. [c,d]	North America	06/24/2016	6,536,770
Merit Mezzanine Fund VI, L.P. [e]	North America	03/02/2018	1,192,048
VSS Structured Capital Parallel III, L.P.	North America	01/26/2018	1,884,643
Total Seasoned Primary Investments (9.66%)			9,894,075

Secondary Investments (71.99%)
Advent International GPE VII-B Limited Partnership [e]	North America	06/30/2015	2,824,384
AP VIII Private Investors Offshore (USD), L.P.	Europe	06/30/2017	284,471
Apax Europe VI - A, L.P.	Europe	12/30/2016	584,830
Apollo Investment Fund VII, L.P.	North America	09/29/2017	336,025
Audax Mezzanine Fund II, L.P. [e]	North America	09/30/2015	15,691
Audax Mezzanine Fund III, L.P.	North America	09/30/2016	2,626,144
Audax Private Equity Fund III, L.P. [e]	North America	09/30/2015	920,849
Audax Private Equity Fund IV, L.P.	North America	09/29/2017	284,839
Audax Senior Loan Fund III, L.P. [e]	North America	09/28/2018	439,389
Bain Capital Asia Fund, L.P. [e]	North America	12/30/2015	98,501
Bain Capital Distressed and Special Situations 2013 E, L.P. [e]	North America	06/30/2015	493,967
Bain Capital Europe Fund III, L.P. [e]	North America	12/30/2016	451,065
Bain Capital Fund VII, L.P.	North America	12/29/2017	226,117
Bain Capital Fund VIII, L.P. [e]	North America	12/30/2015	162,530
Bain Capital Fund X, L.P. [d,f]	North America	12/30/2015	6,019,400
Bain Capital VII Coinvestment Fund, L.P.	North America	12/29/2017	99,138
BCP V-S L.P.	North America	09/29/2017	12,332
Blackstone Capital Partners V L.P.	North America	09/29/2017	156,480
CDRF8 Private Investors, LLC	North America	06/30/2017	262,061
Cerberus Institutional Partners, L.P. - Series Two	North America	12/30/2016	5,280
Cerberus Institutional Partners, L.P. - Series Three	North America	12/30/2016	40,257
Cerberus Institutional Partners, L.P. - Series Four	North America	12/30/2016	914,544
CHP III, L.P. [e]	North America	09/29/2017	530,497
Clyde Blowers Capital Fund III LP [e]	Europe	06/30/2015	784,526
Comvest Capital II International (Cayman), L.P. [e]	North America	06/29/2018	407,936
Comvest Capital III International (Cayman), L.P.	North America	06/29/2018	2,784,534
DCM IV, L.P. [e]	North America	06/30/2015	156,060
DCM V, L.P. [e]	North America	06/30/2015	452,947
DCM VI, L.P. [e]	North America	06/30/2015	1,379,514
GESD Investors II, L.P. [e]	North America	09/29/2017	737,793
Green Equity Investors V, L.P.	North America	09/29/2017	1,084,948
Gridiron Energy Feeder I, L.P. [e]	North America	05/10/2017	2,419,505
GSO Capital Opportunities Overseas Fund L.P.	North America	12/30/2015	64,044
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	176,154
Harvest Partners V, L.P.	North America	12/29/2017	130,722
Insight Venture Partners Coinvestment Fund II, L.P. [e]	North America	06/30/2015	1,920,650
Insight Venture Partners Coinvestment Fund III, L.P.	North America	06/30/2015	949,505
Insight Venture Partners V Coinvestment Fund, L.P. [e]	North America	06/30/2015	19,007
Insight Venture Partners V, L.P.	North America	06/30/2015	241,869
Insight Venture Partners VI, L.P.	North America	06/30/2015	671,206

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Consolidated Schedule of Investments
September 30, 2018 (Unaudited) (continued)

Investment Funds [a,j] (82.10%) (continued) Secondary Investments (71.99%) (continued)	Geographic Region [b]	Original Acquisition Date	Fair Value
Insight Venture Partners VII, L.P. [d,g]	North America	06/30/2015	$5,170,638
Insight Venture Partners VIII, L.P.	North America	06/30/2015	4,146,345
J.H. Whitney VI, L.P.	North America	09/29/2017	112,775
JMI Equity Fund VI, L.P. [e]	North America	09/29/2017	17,917
Kelso Investment Associates VIII, L.P.	North America	09/29/2017	662,268
KKR 2006 Fund L.P.	North America	09/29/2017	530,783
KKR 2006 Private Investors Offshore, L.P.	North America	06/30/2017	537,339
KPS Special Situations Fund III, L.P.	North America	09/29/2017	790,912
KPS Special Situations Fund III, L.P. (Supplemental - Feeder), Ltd.	North America	09/29/2017	1,118,771
Littlejohn Fund IV, L.P.	North America	12/30/2015	1,067,512
Madison International Real Estate Liquidity Fund V [e]	North America	06/30/2015	38,679
Merchant Banking Partners IV, L.P.	North America	09/29/2017	45,045
Montreux Equity Partners IV, L.P. [e]	North America	09/29/2017	459,391
New Enterprise Associates 12, Limited Partnership [e]	North America	09/29/2017	121,993
New Mountain Partners III, L.P.	North America	09/29/2017	683,325
Oaktree Private Investment Fund 2010, L.P. [e]	North America	06/30/2015	103,389
Paladin III (HR), L.P.	North America	09/29/2017	499,932
Perry Partners International Inc. [e]	North America	12/30/2015	27,796
Platinum Equity Capital Partners II [e]	North America	09/29/2017	203,301
Providence Equity Partners IV, L.P. [e]	North America	12/30/2016	2,606
Providence Equity Partners V, L.P. [e]	North America	12/30/2016	107,683
Providence Equity Partners VI, L.P.	North America	12/30/2016	3,234,707
Providence Equity Partners VII, L.P.	North America	09/29/2017	342,198
Roark Capital Partners II, L.P. [e]	North America	06/29/2018	899,350
Roark Capital Partners III L.P.	North America	06/29/2018	1,215,150
Roark Capital Partners IV L.P. [e]	North America	06/29/2018	882,933
Saw Mill Capital Partners, L.P. [e]	North America	09/29/2017	186,924
Silver Lake Partners II, L.P.	North America	12/30/2016	609,217
TCW/Crescent Mezzanine Partners VB, L.P.	North America	12/30/2015	356,308
Tennenbaum Opportunities Fund V, LLC	North America	09/29/2017	483,969
The Veritas Capital Fund III, L.P. [e]	North America	09/29/2017	128,643
Thomas H. Lee Equity Fund VI, L.P.	North America	12/29/2017	473,396
Thomas H. Lee Parallel (Cayman) Fund VII, L.P. [e]	North America	06/29/2018	3,698,241
Thomas H. Lee Parallel Fund VI, L.P. [e]	North America	09/28/2018	2,468,131
TPG Opportunities Partners III (B), L.P. [e]	North America	06/30/2015	67,266
TPG Partners V, L.P.	North America	09/29/2017	240,150
TPG Partners VI, L.P.	North America	09/29/2017	3,449,502
TPG STAR, L.P. [e]	North America	09/29/2017	328,697
Vista Equity Partners Fund V, L.P. [d,e,h]	North America	09/28/2018	6,002,887
Wellspring Capital Partners IV, L.P.	North America	06/30/2015	—
Wind Point Partners VII-B, L.P.	North America	09/29/2017	28,490
Total Secondary Investments (71.99%)			73,714,270
Total Investments in Investment Funds (Cost $83,424,289) (82.10%)			$84,064,269

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Consolidated Schedule of Investments
September 30, 2018 (Unaudited) (continued)

Short-Term Investment (23.34%) Money Market Fund	Fair Value
Fidelity Government Money Market Fund - Institutional Class, 1.96% [i]	$22,682,395
JP Morgan U.S. Government Money Market Fund, 1.71% [i]	1,217,623
Total Money Market Fund (23.34%)	$23,900,018

Total Short-Term Investment (Cost $23,900,018) (23.34%)	$23,900,018

Total Investments (Cost $107,324,307) (105.44%)	$107,964,287

Liabilities in Excess of Other Assets (-5.44%)	(5,568,457)

Shareholders’ Capital (100.00%)	$102,395,830

[a]

Investment Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of September 30, 2018 was $83,424,289 and $84,064,269, respectively.

[b]	In the case of Investment Funds, geographic region generally refers to where the general partner is headquartered and may be different from where an Investment Fund invests or operates.

[c]	This Investment Fund invests in privately or publicly owned enterprises operating in a variety of industries.

[d]	These Investment Funds have no redemption provisions, are issued in private placement transactions and are restricted as to resale.

[e]	Non-income producing.

[f]	This Investment Fund focuses on buyouts, growth capital investments and restructurings.

[g]	This is a private equity investment fund formed to make, manage, own, and supervise investments in growth-stage software, software-enabled services, and internet businesses.

[h]	This Investment Fund was formed to acquire controlling interests in middle-market and upper middle-market enterprise software businesses and technology-enabled solutions companies.

[i]	The rate quoted is the annualized seven-day yield of the fund at the period end.

[j]

The Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Investment Fund does not necessarily reflect the actual cost of each such Investment Fund.

As of September 30, 2018, the aggregate cost of each investment restricted to resale was: $0, $417,120, $319,839, $5,244,794, $1,098,667, $1,670,097, $2,005,150, $226,770, $583,257, $400,127, $129,728, $2,951,023, $2,713,262, $280,379, $399,264, $621,943, $294,958, $953,841, $145,515, $595,700, $4,740,755, $60,761, $12,513, $230,157, $335,764, $11,379, $62,855, $688,460, $496,016, $1,736,828, $385,646, $2,667,556, $170,448, $1,309,767, $1,878,052, $434,786, $908,688, $2,096,382, $261,086, $194,437, $149,939, $892,327, $509,740, $0, $492,653, $1,715,464, $2,727,531, $3,380,385, $122,933, $17,177, $669,003, $424,108, $393,792, $687,348, $782,244, $1,666,548, $43,994, $48,411, $352,648, $169,125, $886,283, $60,339, $402,606, $105,492, $331,198, $1,141, $346,300, $4,025,359, $277,041, $830,997, $1,140,867, $829,424, $774,146, $1,476,358, $376,014, $362,686, $364,079, $449,034, $3,818,242, $1,878,711, $50,999, $322,811, $2,951,162, $418,443, $5,908,261, $0, $57,156, respectively, totaling $83,424,289.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Consolidated Statement of Assets, Liabilities and Shareholders’ Capital
September 30, 2018 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $83,424,289)	$84,064,269
Short-term investments, at fair value (cost $23,900,018)	23,900,018
Cash	167,204
Deferred offering costs	91,327
Deferred financing costs	247,782
Expense waiver receivable	139,334
Interest receivable	51,247
Other assets	212,520
Total Assets	108,873,701

Liabilities
Payable for investments purchased, not yet settled	5,087,466
Payable for shares repurchased	76,629
Management fee payable	422,879
Administration fee payable	64,081
Distribution and servicing fee payable	358,137
Professional fees payable	229,326
Chief Compliance Officer fees payable	7,500
Other accrued expenses	231,853
Total Liabilities	6,477,871

Commitments and contingencies (see Note 9 and 10)	—

Shareholders’ Capital	$102,395,830

Shareholders’ Capital
Paid-in Capital	$88,892,011
Total distributable earnings (loss)	13,503,819

Total Shareholders’ Capital	$102,395,830

Shareholders’ Capital Attributable to:
Class A Shares	$91,854,621
Class M2 Shares	902,625
Class I Shares	9,638,584
$102,395,830

Shares Outstanding:
Class A Shares	8,114,606
Class M2 Shares	78,821
Class I Shares	841,684
9,035,111

Net asset value per Share:
Class A Shares	$11.32
Class M2 Shares	$11.45
Class I Shares	$11.45

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Consolidated Statement of Operations
For the Six Months Ended September 30, 2018 (Unaudited)

Income
Dividend income	$126,519
Interest income	722,659
Other income	354,151
Total Income	1,203,329

Expenses
Management fee	794,956
Distribution and servicing fee	246,352
Professional fees	264,476
Administration fee	120,465
Insurance fees	55,939
Chief Compliance Officer fees and expenses	45,000
Offering costs	57,927
Trustees fees and expenses	39,942
Financing costs	59,547
Other expenses	241,759
Total Expenses	1,926,363

Less: Waivers and/or expense reimbursements	(271,400)

Net Expenses	1,654,963

Net Investment Loss	(451,634)

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Investments in Investment Funds and Foreign Currency Translation
Net realized gain from investments in Investment Funds	4,810,123
Net realized loss from foreign currency translation	(1,502)
Total net realized gain from investments in Investment Funds and foreign currency translation	4,808,621

Net change in unrealized appreciation on investments in Investment Funds	3,203,458
Net change in unrealized depreciation on foreign currency translation	(109,487)

Total net change in unrealized appreciation on investments in Investment Funds and foreign currency translation	3,093,971

Net Realized Gain and Change in Unrealized Appreciation on Investments in Investment Funds and Foreign Currency Translation	7,902,592

Net increase in Shareholders’ Capital from operations	$7,450,958

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Consolidated Statements of Changes in Shareholders’ Capital

	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
Operations
Net investment loss	$(451,634)	$(425,060)
Net realized gain from investments in Investment Funds and foreign currency translation	4,808,621	11,426,351
Net change in unrealized appreciation/(depreciation) on investments in Investment Funds and foreign currency translation	3,093,971	(1,944,193)
Net increase in Shareholders’ Capital from operations	7,450,958	9,057,098

Distributions to Shareholders*
Class A Shares	—	(6,356,940)
Class M2 Shares	—	(63,787)
Class I Shares	—	—
Decrease in Shareholders’ Capital from distributions to Shareholders	—	(6,420,727)

Shareholders’ Capital Transactions
Class A Shares
Proceeds from sale of Shares	3,937,000	9,428,517
Reinvestment of distributions	—	6,194,546
Repurchases of Shares	(76,629)	(473,263)
Total Class A Transactions	3,860,371	15,149,800

Class M2 Shares**
Proceeds from sale of Shares	—	465,000
Reinvestment of distributions	—	61,534
Repurchases of Shares	—	—
Total Class M2 Transactions	—	526,534

Class I Shares***
Proceeds from sale of Shares	9,271,000	—
Reinvestment of distributions	—	—
Repurchases of Shares	—	—
Total Class I Transactions	9,271,000	—
Increase in Shareholders’ Capital from capital transactions	13,131,371	15,676,334

Shareholders’ Capital
Beginning of period	81,813,501	63,500,796
End of period****	$102,395,830	$81,813,501

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Consolidated Statements of Changes in Shareholders’ Capital
(continued)

	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
Shareholder Activity
Class A Shares outstanding at beginning of period	7,754,845	6,268,951
Shares sold	366,531	910,190
Shares reinvested	—	619,424
Shares repurchased	(6,770)	(43,720)
Class A Shares outstanding at end of period	8,114,606	7,754,845

Class M2 Shares outstanding at beginning of period**	78,821	27,274
Shares sold	—	45,431
Shares reinvested	—	6,116
Class M2 Shares outstanding at end of period	78,821	78,821

Class I Shares outstanding at beginning of period***	—	—
Shares sold	841,684	—
Shares reinvested	—	—
Shares redeemed	—	—
Class I Shares outstanding at end of period	841,684	—

*

Distributions are presented separately by year in accordance with the SEC Rule for Disclosure Update and Simplification. Distributions presented for the year ended March 31, 2018 were from capital gains.

**	Class M2 Shares commenced operations on October 1, 2016.

***	Class I Shares commenced operations on April 1, 2018.

****

Shareholders’ Capital - End of period includes Accumulated net investment income of $302,770 for the year ended March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Consolidated Statement of Cash Flows
For the Six Months Ended September 30, 2018 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$7,450,958
Adjustments to reconcile net increase in Shareholders’ Capital from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(24,059,350)
Capital distributions received from Investment Funds	9,764,414
Net sales of short-term investments	1,173,095
Net realized gain from investments in Investment Funds	(4,810,123)
Net change in unrealized appreciation on investments in Investment Funds and foreign currency translation	(3,093,971)
Amortization of deferred offering costs	57,927
Amortization of deferred financing costs	59,547
Changes in operating assets and liabilities:
Increase in expense waiver receivable	(4,628)
Increase in interest receivable	(20,539)
Decrease in other assets	298,845
Decrease in payable to Adviser	(199)
Increase in management fee payable	85,381
Increase in administration fee payable	12,938
Increase in distribution and servicing fee payable	142,818
Decrease in professional fees payable	(42,781)
Decrease in trustees fees payable	(7,500)
Increase in Chief Compliance Officer fees payable	7,500
Increase in other accrued expenses	51,870
Net cash used in operating activities	(12,933,798)

Cash flows from financing activities
Proceeds from sale of Shares	13,208,000
Distributions to investors, net of reinvestments of distributions	—
Repurchases of Shares	—
Additions to offering costs	(103,680)
Additions to financing costs	(78,480)
Net cash provided by financing activities	13,025,840

Net change in cash	92,042

Cash at beginning of year	75,162

Cash at End of Period	$167,204

Supplemental disclosure of financing activity
Increase in payable for shares repurchased	$76,629

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Financial Highlights

	Class A Shares
	For the Six Months Ended September 30, 2018 (Unaudited)		For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period May 7, 2015 (Commencement of Operations) to March 31, 2016
Net asset value per Share, beginning of period	$10.44		$10.09	$10.20	$10.00	(1)
Net increase in Shareholders’ Capital from operations:
Net investment loss	(0.05)		(0.04)	(0.09)	(0.21)	*
Net realized gain and change in unrealized appreciation on investments in Investment Funds and foreign currency translation	0.93		1.34	1.03	0.48
Net increase in Shareholders’ Capital from operations:	0.88		1.30	0.94	0.27
Distributions from net investment income	—		—	—	—
Distributions from capital gains	—		(0.95)	(1.05)	(0.07)
Total distributions	—		(0.95)	(1.05)	(0.07)

Net asset value per Share, end of period	$11.32		$10.44	$10.09	$10.20

Total Return (2)	8.40%	(3)	13.34%	9.71%	2.70%	(3)

Ratios/Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$91,854		$80,983	$63,225	$54,340
Ratio of net investment loss to average Shareholders’ Capital	(1.00)%	(4)	(0.59)%	(1.07)%	(2.35)%	(4)
Ratio of gross expenses to average Shareholders’ Capital (5)	4.14%	(4)	3.85%	4.05%	5.40%	(4)
Ratio of expense waiver to average Shareholders’ Capital (6)	(0.55)%	(4)	(0.71)%	(0.87)%	(2.31)%	(4)
Ratio of net expenses to average Shareholders’ Capital (6) (7)	3.59%	(4)	3.14%	3.18%	3.09%	(4)
Portfolio Turnover	0.00%		0.00%	0.00%	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the total income and expense for each period divided by end of period Shares.

(1)	The net asset value per Share as of the beginning of the period, May 7, 2015 (Commencement of Operations) represents the initial net asset value per Share of $10.00.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Financial Statements.

(7)

Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.95%.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Financial Highlights

	Class M2 Shares
	For the Six Months Ended September 30, 2018 (Unaudited)		For the Year Ended March 31, 2018	For the Period October 1, 2016 (Commencement of Operations) to March 31, 2017
Net asset value per Share, beginning of period	$10.54		$10.11	$10.65	(1)
Net increase in Shareholders’ Capital from operations:
Net investment loss	(0.02)		(0.02)	(0.01)	*
Net realized gain and change in unrealized appreciation on investments in Investment Funds and foreign currency translation	0.93		1.40	0.52
Net increase in Shareholders’ Capital from operations:	0.91		1.38	0.51
Distributions from net investment income	—		—	—
Distributions from capital gains	—		(0.95)	(1.05)
Total distributions	—		(0.95)	(1.05)

Net asset value per Share, end of period	$11.45		$10.54	$10.11

Total Return (2)	8.69%	(3)	13.97%	5.32%	(3)

Ratios/Supplemental Data:**
Shareholders’ Capital, end of period (in thousands)	$903		$830	$276
Ratio of net investment income/(loss) to average Shareholders’ Capital	(0.43)%	(4)	0.01%	(0.24)%	(4)
Ratio of gross expenses to average Shareholders’ Capital (5)	4.26%	(4)	4.51%	5.18%	(4)
Ratio of expense waiver to average Shareholders’ Capital (6)	(1.26)%	(4)	(1.83)%	(2.74)%	(4)
Ratio of net expenses to average Shareholders’ Capital (6) (7)	3.00%	(4)	2.68%	2.44%	(4)
Portfolio Turnover	0.00%		0.00%	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the total income and expense for each period divided by end of period Shares.

**

Class M2 Shares commenced operations on October 1, 2016. These ratios include certain expenses related to the offering of this share class and other expenses associated with the commencement of operations that are specific only to the M2 share class.

(1)	The net asset value per Share as of the beginning of the period, October 1, 2016 (Commencement of Operations) represents the initial net asset value per Share of $10.65.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Financial Statements.

(7)

Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.40%.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Financial Highlights

	Class I Shares
	For the Period April 1, 2018 (Commencement of Operations) to Six Months Ended September 30, 2018 (Unaudited)
Net asset value per Share, beginning of period	$10.54	(1)
Net increase in Shareholders’ Capital from operations:
Net investment loss	(0.03)	*
Net realized gain and change in unrealized appreciation on investments in Investment Funds and foreign currency translation	0.94
Net increase in Shareholders’ Capital from operations:	0.91
Distributions from net investment income	—
Distributions from capital gains	—
Total distributions	—

Net asset value per Share, end of period	$11.45

Total Return (2)	8.69%	(3)

Ratios/Supplemental Data:**
Shareholders’ Capital, end of period (in thousands)	$9,639
Ratio of net investment income/(loss) to average Shareholders’ Capital	(0.57)%	(4)
Ratio of gross expenses to average Shareholders’ Capital (5)	4.12%	(4)
Ratio of expense waiver to average Shareholders’ Capital (6)	(1.02)%	(4)
Ratio of net expenses to average Shareholders’ Capital (6) (7)	3.10%	(4)
Portfolio Turnover	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the total income and expense for each period divided by end of period Shares.

**

Class I Shares commenced operations on April 1, 2018. These ratios include certain expenses related to the offering of this share class and other expenses associated with the commencement of operations that are specific only to the I share class.

(1)	The net asset value per Share as of the beginning of the period, April 1, 2018 (Commencement of Operations) represents the initial net asset value per Share of $10.54.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Financial Statements.

(7)

Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.40%.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited)

1. Organization

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The objective of the Fund is to seek long-term capital appreciation by investing principally in private equity investments. On August 3, 2017, in connection with the Fund’s revolving credit facility as described in Note 5 below, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund. It is anticipated that the Fund’s private equity investments will predominantly consist of secondary and primary investments in private equity funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions. Seasoned Primary investments refer to investments in newly established private equity funds, typically sponsored by investment managers with an established investment track record.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

As of September 30, 2018, the Fund offered four classes of Shares: Classes A, I, M1 and M2 Shares. The M1 Share class had not yet commenced operations as of September 30, 2018. The Shares are continuously offered on a quarterly basis.

Class A Shares are offered at the then-current net asset value plus an initial sales charge, if applicable, with a general minimum initial investment of $25,000. Class A Shareholders pay a fee for distribution and shareholder servicing.

Class I Shares are offered to certain institutional investors, at the then-current net asset value without an initial sales charge and with a general minimum initial investment of $1,000,000. Class I Shareholders do not pay a fee for distribution or shareholder servicing.

Classes M1 and M2 Shares are offered through intermediary wealth management platforms associated with private banks and trust companies, at the then-current net asset value without an initial sales charge. The general minimum initial investment is $5,000,000. Neither Class M1 nor M2 Shareholders pay a fee for distribution services; however, M1 Shareholders pay a fee for shareholder services or account maintenance services.

All share classes have the same rights and privileges.

2. Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The following is a summary of significant accounting policies used in preparing the financial statements.

Consolidation of a Subsidiary

The consolidated financial statements of the Fund include Pomona Investment Fund LLC, all inter-company accounts and transactions have been eliminated.

Valuation of Investments

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of the Administrator and the Adviser in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited) (continued)

2. Summary of Significant Accounting Policies (continued)

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Investment Funds in which the Fund invests normally do not have readily available market prices. Determining the fair value of Investment Funds and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s investments in Investment Funds are estimates and are determined by the Adviser in accordance with the Valuation Procedures. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Investment Fund. Ordinarily, the fair value of an Investment Fund is based on the net asset value (“NAV”) of that Investment Fund reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of an Investment Fund does not represent the fair value or if the investment manager of an Investment Fund fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the NAV provided by an investment manager for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

Cash and Short-term Investments

The Fund holds cash and short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash and short-term accounts held by the Fund.

Realized Gain/ (Loss) on Investments

The Fund accounts for realized gains and losses on distributions received from Investment Funds based on the nature of such distributions as determined by the underlying investment fund managers.

Other Income from Investment Funds

The Fund accounts for other income on distributions received from Investment Funds based on the nature of such distributions as determined by the underlying investment fund managers. For the six-months ended September 30, 2018, the Fund earned other income of $354,151.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited) (continued)

3. Fair Value Disclosures

The Fund uses the NAV of each Investment Fund as its measure of fair value of an investment in an Investment Fund when (i) the market price for such investment is not readily available, (ii) such investment does not have a readily determinable fair value, and (iii) the NAV is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 - Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

Investments in Investment Funds with a fair value of $84,064,269, which are valued based on the NAV of the funds, are excluded from the fair value hierarchy as of September 30, 2018.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2018:

Investments	Level 1	Level 2	Level 3	Total
Short-Term Investments	$23,900,018	$—	$—	$23,900,018
Total	$23,900,018	$—	$—	$23,900,018

During the six-months ended September 30, 2018, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited) (continued)

3. Fair Value Disclosures (continued)

A listing of the types of Investment Funds held by the Fund and the related attributes, as of September 30, 2018, are shown in the table below:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Primary	Investments in newly established private equity funds	$ 455,924	$ 5,588,690	None	N/A	Liquidity in the form of distributions from Investment Funds
Seasoned Primary	Primary investments made after an Investment Fund has already invested a certain percentage of its capital commitment	$ 9,894,075	$ 5,700,794	None	N/A	Liquidity in the form of distributions from Investment Funds
Secondary	Investments in existing Investment Funds that are typically acquired in privately negotiated transactions	$ 73,714,270	$ 18,001,909	None	N/A	Liquidity in the form of distributions from Investment Funds

*

The information summarized in the table above represents the general terms for the specified investment type. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**

Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

4. Management Fee, Administration Fee, Related Party Transactions and Other

The Adviser provides certain management and advisory services to the Fund, including allocating the Fund’s assets and monitoring each Investment Fund to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance and other criteria are satisfactory. In consideration for these services, the Fund pays the Adviser a quarterly management fee of 0.4125% (1.65% on an annualized basis) of the Fund’s quarter-end Shareholders’ Capital (the “Management Fee”). For the six-months ended September 30, 2018, the Fund incurred a Management Fee of $794,956.

The Administrator performs certain administrative, accounting and other services for the Fund, including (i) providing and/or arranging and overseeing the provision of office space, adequate personnel, and communications and other facilities necessary for administration of the Fund, (ii) performing certain administrative functions to support the Fund and its service providers, (iii) supporting the Board and providing it with information, (iv) providing accounting and legal services in support of the Fund, (v) providing compliance testing services, (vi) analyzing the value of the Fund’s assets, and (vii) reviewing and arranging for payment of the Fund’s expenses and other support services. In consideration of these services, the Fund pays the Administrator a quarterly fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end Shareholders’ Capital (the “Administration Fee”). For the six-months ended September 30, 2018, the Fund incurred an Administration Fee of $120,465.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited) (continued)

4. Management Fee, Administration Fee, Related Party Transactions and Other (continued)

The Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund that has been extended through September 30, 2019 (the “Limitation Period”) to limit the amount of the Fund’s aggregate quarterly ordinary operating expenses, excluding certain specified expenses listed below (“Specified Expenses”), borne by the Fund during the Limitation Period, to an amount not to exceed 0.50% on an annualized basis of the Fund’s quarter-end net assets (the “Expense Cap”). Specified Expenses include: (i) the Management Fee; (ii) all fees and expenses of Investment Funds and direct investments in which the Fund invests (including all acquired fund fees and expenses); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of secondaries, primaries, direct investments, ETFs, and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with any credit facility, if any, obtained by the Fund; (vi) the administration fee; (vii) the distribution and servicing fee or shareholder servicing fee, as applicable; (viii) taxes; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence). To the extent that the Fund’s aggregate quarterly ordinary operating expenses, exclusive of the Specified Expenses for any quarter exceed the Expense Cap, the Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives fees or reimburses expenses, it is permitted to recoup any amounts waived and expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the quarter in which such fees were waived or expenses were borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund’s aggregate quarterly ordinary operating expenses for the quarter in which such reimbursement is sought, not including Specified Expenses, have fallen to a level below the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser.

For the six-months ended September 30, 2018, the Adviser waived fees in the amount of $271,400, which are subject for recoupment. At September 30, 2018, the amounts outlined below are available for recoupment:

Quarter of Expiration:
December 2018	$336,455
March 2019	$295,660
June 2019	$156,427
September 2019	$117,033
December 2019	$111,397
March 2020	$131,422
June 2020	$138,943
September 2020	$131,836
December 2020	$115,655
March 2021	$134,705
June 2021	$132,067
September 2021	$139,333

Voya Investments Distributor, LLC acts as the distributor of the Shares (the “Distributor”). The Distributor will directly distribute Shares to investors and may also enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares. The Fund will pay the Distributor a quarterly fee of 0.1375% (0.55% on an annualized basis) of the Fund’s Shareholders’ Capital attributable to Class A shares as of each quarter-end, determined as of the last day of each quarter (before any repurchases of Shares) (the “Distribution and Servicing Fee”), for distribution and investor services provided to Class A shareholders. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and shareholders are expected to be subject to the Distribution and Servicing Fee as long as they hold their Class A Shares. The Distributor may, in its sole discretion, pay various Selling Agents some or all of the Distribution and Servicing Fee to compensate such Selling Agents for distribution and servicing support. The Distributor, Adviser, and Administrator are subsidiaries of Voya Financial, Inc. (formerly, ING U.S., Inc.). For the six-months ended September 30, 2018, the Fund incurred a Distribution and Servicing Fee of $246,352.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited) (continued)

4. Management Fee, Administration Fee, Related Party Transactions and Other (continued)

UMB Fund Services, Inc. (“UMBFS”) provides certain sub-administration, sub-accounting, and tax services for the Fund. UMBFS charges fees to the Fund for these services based on the average Shareholders’ Capital of the Fund, subject to minimum amounts. UMBFS also provides certain record keeping and investor related services for the Fund and charges fees for those services primarily based on the number of investor accounts, subject to minimum amounts. UMB Bank, N.A., an affiliate of UMBFS, serves as the custodian of the Fund’s assets (the “Custodian”) and primarily charges the Fund a fixed fee based on the its average Shareholders’ Capital.

Each member of the Board that is not an “interested person” (as defined in the 1940 Act) (an “Independent Trustee”) receives an annual retainer of $10,000 (which increases to $35,000 when the Fund’s assets exceed $100 million), a fee of $5,000 per year for serving on committees of the Board, and a fee per each in-person meeting of the Board of $2,500, plus reimbursement of reasonable out of pocket expenses.

The Fund retained Alaric Compliance Services, LLC to provide compliance services to the Fund, including a Chief Compliance Officer. For the six-months ended September 30, 2018, the Fund incurred Chief Compliance Officer fees and expenses in the amount of $45,000.

Prior to the Commencement of Operations, the Fund incurred organizational costs which were paid and/or reimbursed by the Adviser. These costs will be subject to recoupment in accordance with the Fund’s Expense Limitation and Reimbursement Agreement. Organizational expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. Organizational expenses incurred subsequent to commencement of operations are expensed by the Fund as incurred.

The Fund incurred $57,927 of offering costs during the six-months ended September 30, 2018. These offering costs, which have also been paid and/or reimbursed by the Adviser, will be subject to recoupment under the Expense Limitation and Reimbursement Agreement. Offering costs are treated as deferred charges and are amortized over the subsequent 12 month period using the straight line method.

Certain shareholders of the Fund (“Affiliated Shareholders”) are affiliated with the Adviser. The aggregate value of the Affiliated Shareholders’ share of shareholders’ capital at September 30, 2018 is $69,415,942.

5. Revolving Credit Agreement

Effective February 1, 2018, the Fund entered into a revolving credit agreement with Credit Suisse AG that matures on December 31, 2020. The initial size of the facility is $8,000,000, which was increased to $15,000,000 on July 2, 2018 and increases to $25,000,000 on October 1, 2018. The Fund anticipates that this credit facility will be primarily used for working capital requirements, such as financing repurchases of shares, distributions to investors and investments. The facility bears interest at London Interbank Offered Rate (“LIBOR”) plus 3.25% per annum, and has a commitment fee of 1.60% per annum on the daily unused portion. For the six-months ended April 1, 2018 through September 30, 2018, the Fund did not utilize the facility and paid no interest on borrowings. There were no outstanding borrowings at September 30, 2018.

6. Capital Share Transactions

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar quarter at the Fund’s then-current Net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding quarter). To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. It is expected that the Adviser will normally recommend to the Board that the Fund conduct an offer to repurchase shares on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board that any such tender offer would be for an amount that is not more than 5% of the Fund’s Shareholders’ Capital. There can be no assurance that the Board will accept the Adviser’s recommendation.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited) (continued)

7. Federal and Other Taxes

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund elected to be a RIC with the filing of its 2015 federal income tax return. The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its tax year end. The Fund intends to elect to be a RIC with the filing of its federal income tax return.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no uncertain tax positions as of March 31, 2018 for federal income tax purposes or in Delaware, the Fund’s major state tax jurisdiction.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

At September 30, 2018, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the year-end were as follows:

Gross unrealized appreciation	$18,347,791
Gross unrealized depreciation	(9,790,248)
Net unrealized appreciation	$8,557,543
Cost of investments	$99,406,744

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

As of October 31, 2017, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(1,572,375)
Unrealized appreciation	12,000,407
Other differences	—
Distributable net earnings	$10,428,032

As of October 31, 2017, the Fund had no capital loss carryforwards.

As of October 31, 2017, the Fund had $1,572,375 of qualified late-year ordinary losses, which are deferred until the following tax year ended October 31, 2018. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Pomona Investment Fund

Notes to Consolidated Financial Statements
September 30, 2018 (Unaudited) (continued)

7. Federal and Other Taxes (continued)

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the tax year ended October 31, 2017 and October 31, 2016 was as follows:

Distribution paid from:	2017	2016
Ordinary income	$—	$—
Long-term capital gains	5,893,605	366,369
Total distributions paid	$5,893,605	$366,369

8. Investment Transactions

Total purchases of investments in Investment Funds for the six-months ended September 30, 2018 amounted to $24,059,350. Total distribution proceeds from sale, redemption, or other disposition of investments in Investment Funds for the six-months ended September 30, 2018 amounted to $9,764,414.

9. Indemnification

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. Commitments

As of September 30, 2018, the Fund had outstanding investment commitments to Investment Funds totaling approximately $29,291,393.

11. Recent Accounting Pronouncements

In August 2018, the FASB issued ASU No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”), which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018-13 will have on the Fund’s financial statements and related disclosures.

12. Subsequent Events

Effective October 1, 2018, there were subscriptions to the Fund in the amount of $2,157,500 for Class A and $12,126,226 for Class I Shares, respectively.

As of October 17, 2018, the expiration date for the Fund’s repurchase offer dated September 21, 2018, one shareholder had validly tendered shares for the Fund’s repurchase offer.

Effective October 1, 2018, the size of the credit facility increased to $25,000,000 as referenced in note 5.

On October 5, 2018, the Fund increased its commitment to Roark Capital Partners V (TE) LP from $4,000,000 to $5,000,000.

On October 18, 2018, the Fund committed $1,000,000 to an investment in Roark Capital Partners II Sidecar LP.

On October 31, 2018, the Fund committed $5,000,000 to an investment in NewView Capital Fund I, L.P.

The Fund has evaluated subsequent events through the date the consolidated financial statements were issued, and has determined that there were no other subsequent events that require disclosure in the consolidated financial statements.

Pomona Investment Fund

Other Information
September 30, 2018 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-844-2POMONA or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating and governance committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating and governance committee. The nominating and governance committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating and governance committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	November 27, 2018

By (Signature and Title)*	/s/ Joel Kress
Joel Kress, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	November 27, 2018

*	Print the name and title of each signing officer under his or her signature.